Non-current and current inventories	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
8 Non-current and current inventories

(€ million)	December 31, 2018	December 31, 2017
Raw and auxiliary materials and consumables	889	999
Materials and supplies	1,451	1,566
Finished products and goods	2,274	2,000
Certificates and emission rights	37	56
	4,651	4,621

Raw and auxiliary materials and consumables include oil-based feedstock, catalysts and other consumables pertaining to refining and chemical activities.

Materials and supplies include materials to be consumed in drilling activities and spare parts related to the Exploration & Production segment for €
1,334
million (€
1,441
million at
December 31, 2017
).

Finished products and goods included gas and petroleum products for €
1,543
million (€
1,287
million at
December 31, 2017
) and chemical products for €
547
million (€
489
million at
December 31, 2017
).

Certificates and emission rights are measured at the fair value. The fair value hierarchy is level
1
.

Inventories of  €
95
million (€
86
million at
December 31, 2017
) were pledged to guarantee the estimated imbalance in volumes input to/off-taken from the national gas network operated by Snam Rete Gas SpA.

Inventories are stated net of a write down provision of  €
578
million (€
245
million at
December 31, 2017
). Net additions to write down provision for
2018
amounted to €
337
million and primarily related to the   alignment of the carrying amount of crude oil and oil products inventories to their net realizable values at the period end, as a consequence of the rapid decline in hydrocarbons prices recorded in the final months of
2018
.

Inventories held for compliance purposes of  €
1,217
million (€
1,283
million at
December 31, 2017
) primarily related to Italian subsidiaries for €
1,200
million (€
1,267
million at
December 31, 2017
) in accordance with minimum stock requirements for oil and petroleum products set forth by applicable laws.